Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue from contracts with customers	€ 4,353,700	€ 4,492,328	€ 8,673,118	€ 8,934,765
Revenue from insurance contracts	393,121	323,764	776,051	570,627
Revenue from lease contracts	19,617	9,184	41,791	24,102
Revenue	4,766,438	4,825,276	9,490,960	9,529,494
Health care services
Revenue
Revenue from contracts with customers	3,329,017	3,504,864	6,694,351	6,970,732
Revenue from insurance contracts	393,121	323,764	776,051	570,627
Revenue	3,722,138	3,828,628	7,470,402	7,541,359
Health care products
Revenue
Revenue from contracts with customers	1,024,683	987,464	1,978,767	1,964,033
Revenue from lease contracts	19,617	9,184	41,791	24,102
Revenue	€ 1,044,300	€ 996,648	€ 2,020,558	€ 1,988,135